John Hancock
Lifestyle Blend Portfolios
Quarterly portfolio holdings 11/30/2024

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.2%
Equity - 57.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,530,629	$148,357,727
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,566,219	199,714,588
Fixed income - 2.2%
Bond, Class NAV, JHSB (MIM US) (B)	653,670	8,909,524
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	386,526	3,038,097
High Yield, Class NAV, JHBT (MIM US) (B)	494,804	1,519,049

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $305,749,298)		$361,538,985
UNAFFILIATED INVESTMENT COMPANIES - 39.6%
Equity - 39.6%
Fidelity Mid Cap Index Fund	2,298,421	85,386,339
Fidelity Small Cap Index Fund	1,594,438	48,518,756
Financial Select Sector SPDR Fund	107,979	5,543,642
iShares Global Infrastructure ETF	49,155	2,737,934
iShares MSCI Global Min Vol Factor ETF	84,140	9,711,439
Vanguard Dividend Appreciation ETF	35,744	7,316,082
Vanguard Energy ETF	76,536	10,269,600
Vanguard FTSE All World ex-US Small-Cap ETF	47,101	5,664,837
Vanguard FTSE Developed Markets ETF	123,401	6,207,070
Vanguard FTSE Emerging Markets ETF	268,440	12,232,811
Vanguard Global ex-U.S. Real Estate ETF	63,679	2,764,305
Vanguard Health Care ETF	22,933	6,243,280
Vanguard Information Technology ETF	8,004	4,980,489
Vanguard Materials ETF	25,654	5,450,192
Vanguard Real Estate ETF	83,809	8,226,691
Vanguard S&P 500 ETF	37,764	20,900,486

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $182,508,720)		$242,153,953
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	11,471	0
ICA Gruppen AB (C)(D)	493	0
Health care - 0.0%
NMC Health PLC (C)(D)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	9,174	27,860
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	46,457	1,284

TOTAL COMMON STOCKS (Cost $11,582)		$29,144
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	$4,871,300	1,425,218
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	6,622,600	2,007,240
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	8,410,200	$2,602,666
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	4,377,100	1,418,916

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,928,424)		$7,454,040
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.4849% (F)(G)	4,032	40,333

TOTAL SHORT-TERM INVESTMENTS (Cost $40,333)		$40,333
Total investments (Cost $496,238,357) - 100.0%		$611,216,455
Other assets and liabilities, net - (0.0%)		(91,909)
TOTAL NET ASSETS - 100.0%		$611,124,546
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.1%
Equity - 46.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,926,614	$254,500,734
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,113,676	360,698,459
Fixed income - 8.0%
Bond, Class NAV, JHSB (MIM US) (B)	4,570,834	62,300,471
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,525,486	27,710,323
High Yield, Class NAV, JHBT (MIM US) (B)	5,438,062	16,694,850

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $619,272,274)		$721,904,837
UNAFFILIATED INVESTMENT COMPANIES - 42.3%
Equity - 35.0%
Fidelity Mid Cap Index Fund	4,051,524	150,514,115
Fidelity Small Cap Index Fund	2,880,904	87,665,904
Financial Select Sector SPDR Fund	209,731	10,767,590
iShares Global Infrastructure ETF	84,870	4,727,259
iShares MSCI Global Min Vol Factor ETF	330,155	38,106,490
Vanguard Dividend Appreciation ETF	133,145	27,252,119
Vanguard Energy ETF	132,559	17,786,767
Vanguard FTSE All World ex-US Small-Cap ETF	52,868	6,358,434
Vanguard FTSE Developed Markets ETF	237,663	11,954,449
Vanguard FTSE Emerging Markets ETF	600,313	27,356,263
Vanguard Global ex-U.S. Real Estate ETF	107,364	4,660,671
Vanguard Health Care ETF	44,135	12,015,312
Vanguard Information Technology ETF	15,040	9,358,640
Vanguard Materials ETF	44,226	9,395,814
Vanguard Real Estate ETF	144,327	14,167,138
Vanguard S&P 500 ETF	64,239	35,553,075
Fixed income - 7.3%
Invesco Senior Loan ETF	934,439	19,726,007
Vanguard Short-Term Corporate Bond ETF (H)	196,077	15,421,456
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	846,077	$62,271,267

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $444,993,448)		$565,058,770
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,400	0
ICA Gruppen AB (C)(D)	833	0
Health care - 0.0%
NMC Health PLC (C)(D)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	15,517	47,119
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	78,570	2,171

TOTAL COMMON STOCKS (Cost $19,587)		$49,290
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$5,854,499	5,705,215
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,936,388	5,699,699
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,385,169	7,247,064
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,154,403	7,239,456
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	14,278,900	4,177,642
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	19,462,100	5,898,757
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	24,713,900	7,648,098
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	12,831,100	4,159,431

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,171,046)		$47,775,362
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 4.4849% (F)(I)	1,554,004	15,544,235

TOTAL SHORT-TERM INVESTMENTS (Cost $15,544,853)		$15,544,235
Total investments (Cost $1,130,001,208) - 101.2%		$1,350,332,494
Other assets and liabilities, net - (1.2%)		(15,367,343)
TOTAL NET ASSETS - 100.0%		$1,334,965,151
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.3%
Equity - 33.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,703,484	$190,962,570
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,990,693	$269,310,591
Fixed income - 16.4%
Bond, Class NAV, JHSB (MIM US) (B)	9,715,709	132,425,115
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,700,025	52,662,198
High Yield, Class NAV, JHBT (MIM US) (B)	12,208,502	37,480,101

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $601,028,737)		$682,840,575
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
Equity - 27.6%
Fidelity Mid Cap Index Fund	3,038,995	112,898,681
Fidelity Small Cap Index Fund	2,219,381	67,535,767
Financial Select Sector SPDR Fund	187,847	9,644,065
iShares Global Infrastructure ETF	64,970	3,618,829
iShares MSCI Global Min Vol Factor ETF	408,559	47,155,880
Vanguard Dividend Appreciation ETF	165,563	33,887,435
Vanguard Energy ETF	101,095	13,564,927
Vanguard FTSE Developed Markets ETF	157,575	7,926,023
Vanguard FTSE Emerging Markets ETF	418,966	19,092,281
Vanguard Global ex-U.S. Real Estate ETF	80,727	3,504,359
Vanguard Health Care ETF (H)	39,683	10,803,300
Vanguard Information Technology ETF	13,137	8,174,498
Vanguard Materials ETF (H)	33,783	7,177,198
Vanguard Real Estate ETF	110,452	10,841,968
Vanguard S&P 500 ETF	34,632	19,167,080
Fixed income - 15.8%
Invesco Senior Loan ETF	1,898,562	40,078,644
Vanguard Short-Term Bond ETF	78,839	6,132,097
Vanguard Short-Term Corporate Bond ETF	444,792	34,982,891
Vanguard Total Bond Market ETF	1,798,568	132,374,607

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $490,710,620)		$588,560,530
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,022	0
ICA Gruppen AB (C)(D)	602	0
Health care - 0.0%
NMC Health PLC (C)(D)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	11,215	34,054
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	56,786	1,569

TOTAL COMMON STOCKS (Cost $14,156)		$35,623
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$11,774,520	$11,474,282
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	11,942,120	11,465,978
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	14,852,956	14,575,201
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	14,388,925	14,559,983
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	21,859,800	6,395,620
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	29,770,700	9,023,185
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	37,807,500	11,700,115
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	19,646,700	6,368,830

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $90,108,592)		$85,563,194
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.4849% (F)(I)	658,232	6,584,101

TOTAL SHORT-TERM INVESTMENTS (Cost $6,583,746)		$6,584,101
Total investments (Cost $1,188,445,851) - 100.5%		$1,363,584,023
Other assets and liabilities, net - (0.5%)		(6,428,414)
TOTAL NET ASSETS - 100.0%		$1,357,155,609
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.5%
Equity - 22.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,867,379	$39,485,942
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,384,164	56,248,822
Fixed income - 25.5%
Bond, Class NAV, JHSB (MIM US) (B)	5,044,240	68,752,992
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,097,023	24,342,603
High Yield, Class NAV, JHBT (MIM US) (B)	5,743,374	17,632,158

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $187,136,812)		$206,462,517
UNAFFILIATED INVESTMENT COMPANIES - 45.1%
Equity - 19.5%
Fidelity Mid Cap Index Fund	632,102	23,482,593
Fidelity Small Cap Index Fund	420,757	12,803,649
iShares Global Infrastructure ETF	13,706	763,424
iShares MSCI Global Min Vol Factor ETF	155,654	17,965,585
Vanguard Dividend Appreciation ETF	61,703	12,629,370
Vanguard Energy ETF	21,166	2,840,054
Vanguard FTSE Developed Markets ETF	49,083	2,468,875
Vanguard FTSE Emerging Markets ETF	33,744	1,537,714
Vanguard Global ex-U.S. Real Estate ETF	17,540	761,411
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Materials ETF	7,243	$1,538,775
Vanguard Real Estate ETF	23,591	2,315,693
Vanguard S&P 500 ETF	9,950	5,506,828
Fixed income - 25.6%
Invesco Senior Loan ETF	917,743	19,373,555
Vanguard Short-Term Bond ETF	37,558	2,921,261
Vanguard Short-Term Corporate Bond ETF (H)	259,906	20,441,607
Vanguard Total Bond Market ETF	933,709	68,720,982

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,353,069)		$196,071,376
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,691	0
ICA Gruppen AB (C)(D)	116	0
Health care - 0.0%
NMC Health PLC (C)(D)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,149	6,525
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	10,897	301

TOTAL COMMON STOCKS (Cost $2,716)		$6,826
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$5,643,388	5,499,487
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,723,776	5,495,564
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,119,446	6,986,310
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,896,617	6,978,605
U.S. Treasury STRIPS, PO, 4.234%, 02/15/2054	4,674,300	1,367,581
U.S. Treasury STRIPS, PO, 4.298%, 11/15/2052	6,335,700	1,920,284
U.S. Treasury STRIPS, PO, 4.424%, 08/15/2051	8,045,900	2,489,928
U.S. Treasury STRIPS, PO, 4.459%, 05/15/2050	4,201,200	1,361,894

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,965,812)		$32,099,653
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 4.4849% (F)(I)	507,759	5,078,965

TOTAL SHORT-TERM INVESTMENTS (Cost $5,078,964)		$5,078,965
Total investments (Cost $400,537,373) - 101.2%		$439,719,337
Other assets and liabilities, net - (1.2%)		(5,075,026)
TOTAL NET ASSETS - 100.0%		$434,644,311
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 11-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.3%
Equity - 9.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,251,186	$12,774,608
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,399,140	17,950,964
Fixed income - 34.2%
Bond, Class NAV, JHSB (MIM US) (B)	5,260,851	71,705,404
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,189,171	25,066,887
High Yield, Class NAV, JHBT (MIM US) (B)	5,881,974	18,057,659

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $137,164,572)		$145,555,522
UNAFFILIATED INVESTMENT COMPANIES - 47.2%
Equity - 12.4%
Fidelity Mid Cap Index Fund	252,438	9,378,056
Fidelity Small Cap Index Fund	201,133	6,120,488
iShares MSCI Global Min Vol Factor ETF	60,012	6,926,585
Vanguard Dividend Appreciation ETF	23,930	4,897,992
Vanguard FTSE Developed Markets ETF	74,935	3,769,231
Vanguard FTSE Emerging Markets ETF	36,219	1,650,500
Vanguard S&P 500 ETF	15,919	8,810,371
Fixed income - 34.8%
Invesco Senior Loan ETF	952,264	20,102,293
Vanguard Short-Term Bond ETF	52,390	4,074,894
Vanguard Short-Term Corporate Bond ETF	268,417	21,110,997
Vanguard Total Bond Market ETF	973,901	71,679,113

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $150,274,591)		$158,520,520
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	955	0
ICA Gruppen AB (C)(D)	41	0
Health care - 0.0%
NMC Health PLC (C)(D)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	762	2,315
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	3,867	107

TOTAL COMMON STOCKS (Cost $965)		$2,422
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$7,178,155	6,995,119
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,280,847	6,990,553
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,055,609	8,886,266
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,773,083	$8,877,379

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,620,355)		$31,749,317
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.4849% (F)(G)	56,053	560,683

TOTAL SHORT-TERM INVESTMENTS (Cost $560,684)		$560,683
Total investments (Cost $319,621,167) - 100.2%		$336,388,464
Other assets and liabilities, net - (0.2%)		(529,027)
TOTAL NET ASSETS - 100.0%		$335,859,437
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 11-30-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$361,538,985	$361,538,985	—	—
Unaffiliated investment companies	242,153,953	242,153,953	—	—
Common stocks	29,144	—	—	$29,144
U.S. Government and Agency obligations	7,454,040	—	$7,454,040	—
Short-term investments	40,333	40,333	—	—
Total investments in securities	$611,216,455	$603,733,271	$7,454,040	$29,144

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
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	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Growth Portfolio (continued)
Affiliated investment companies	$721,904,837	$721,904,837	—	—
Unaffiliated investment companies	565,058,770	565,058,770	—	—
Common stocks	49,290	—	—	$49,290
U.S. Government and Agency obligations	47,775,362	—	$47,775,362	—
Short-term investments	15,544,235	15,544,235	—	—
Total investments in securities	$1,350,332,494	$1,302,507,842	$47,775,362	$49,290

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$682,840,575	$682,840,575	—	—
Unaffiliated investment companies	588,560,530	588,560,530	—	—
Common stocks	35,623	—	—	$35,623
U.S. Government and Agency obligations	85,563,194	—	$85,563,194	—
Short-term investments	6,584,101	6,584,101	—	—
Total investments in securities	$1,363,584,023	$1,277,985,206	$85,563,194	$35,623

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$206,462,517	$206,462,517	—	—
Unaffiliated investment companies	196,071,376	196,071,376	—	—
Common stocks	6,826	—	—	$6,826
U.S. Government and Agency obligations	32,099,653	—	$32,099,653	—
Short-term investments	5,078,965	5,078,965	—	—
Total investments in securities	$439,719,337	$407,612,858	$32,099,653	$6,826

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$145,555,522	$145,555,522	—	—
Unaffiliated investment companies	158,520,520	158,520,520	—	—
Common stocks	2,422	—	—	$2,422
U.S. Government and Agency obligations	31,749,317	—	$31,749,317	—
Short-term investments	560,683	560,683	—	—
Total investments in securities	$336,388,464	$304,636,725	$31,749,317	$2,422
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	653,670	$3,835,046	$5,906,658	$(711,853)	$(10,559)	$(109,768)	$77,253	—	$8,909,524
Emerging Markets Debt	386,526	2,926,623	476,233	(376,641)	(1,562)	13,444	47,025	—	3,038,097
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	494,804	$1,463,311	$316,875	$(260,433)	$(741)	$37	$23,190	—	$1,519,049
International Strategic Equity Allocation	14,530,629	153,335,041	2,046,509	(2,387,438)	138,270	(4,774,655)	—	—	148,357,727
John Hancock Collateral Trust	4,032	177,774	4,148,922	(4,286,431)	69	(1)	1,546	—	40,333
U.S. Sector Rotation	15,566,219	186,728,322	3,731,394	(3,696,403)	715,235	12,236,040	—	—	199,714,588
					$840,712	$7,365,097	$149,014	—	$361,579,318
Lifestyle Blend Growth Portfolio
Bond	4,570,834	$55,049,056	$9,210,037	$(1,320,430)	$(2,949)	$(635,243)	$641,070	—	$62,300,471
Emerging Markets Debt	3,525,486	29,256,720	1,168,486	(2,852,945)	67,049	71,013	454,703	—	27,710,323
High Yield	5,438,062	16,105,749	1,079,505	(488,535)	(2,748)	879	255,322	—	16,694,850
International Strategic Equity Allocation	24,926,614	264,447,658	3,025,448	(5,033,609)	325,244	(8,264,007)	—	—	254,500,734
John Hancock Collateral Trust	1,554,004	22,094,336	92,383,790	(98,943,760)	9,247	622	2,684	—	15,544,235
U.S. Sector Rotation	28,113,676	337,336,488	5,060,106	(5,135,494)	1,009,554	22,427,805	—	—	360,698,459
					$1,405,397	$13,601,069	$1,353,779	—	$737,449,072
Lifestyle Blend Balanced Portfolio
Bond	9,715,709	$123,921,169	$11,106,460	$(1,266,421)	$18,178	$(1,354,271)	$1,392,561	—	$132,425,115
Emerging Markets Debt	6,700,025	55,763,660	1,528,511	(4,907,477)	148,977	128,527	862,652	—	52,662,198
High Yield	12,208,502	36,729,540	1,319,657	(563,217)	(5,263)	(616)	580,065	—	37,480,101
International Strategic Equity Allocation	18,703,484	201,331,819	2,411,378	(6,914,896)	531,676	(6,397,407)	—	—	190,962,570
John Hancock Collateral Trust	658,232	26,033,176	63,423,054	(82,883,099)	8,703	2,267	13,553	—	6,584,101
U.S. Sector Rotation	20,990,693	253,758,056	3,926,047	(5,890,842)	1,154,334	16,362,996	—	—	269,310,591
					$1,856,605	$8,741,496	$2,848,831	—	$689,424,676
Lifestyle Blend Moderate Portfolio
Bond	5,044,240	$65,277,647	$4,666,892	$(505,361)	$(6,216)	$(679,970)	$728,968	—	$68,752,992
Emerging Markets Debt	3,097,023	25,274,186	773,912	(1,835,577)	46,177	83,905	396,505	—	24,342,603
High Yield	5,743,374	17,184,193	768,662	(320,021)	(1,623)	947	272,669	—	17,632,158
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,867,379	$41,086,231	$1,569,708	$(1,981,299)	$150,504	$(1,339,202)	—	—	$39,485,942
John Hancock Collateral Trust	507,759	59,120	58,947,578	(53,933,063)	5,329	1	$409	—	5,078,965
U.S. Sector Rotation	4,384,164	52,568,691	1,905,268	(1,902,072)	370,452	3,306,483	—	—	56,248,822
					$564,623	$1,372,164	$1,398,551	—	$211,541,482
Lifestyle Blend Conservative Portfolio
Bond	5,260,851	$67,905,094	$4,586,944	$(60,443)	$(44)	$(726,147)	$761,105	—	$71,705,404
Emerging Markets Debt	3,189,171	25,587,324	1,177,416	(1,828,207)	27,817	102,537	407,897	—	25,066,887
High Yield	5,881,974	17,296,653	1,029,056	(266,603)	(1,602)	155	278,430	—	18,057,659
International Strategic Equity Allocation	1,251,186	13,404,740	547,477	(797,171)	56,337	(436,775)	—	—	12,774,608
John Hancock Collateral Trust	56,053	475,664	30,552,990	(30,468,624)	644	9	10,263	—	560,683
U.S. Sector Rotation	1,399,140	16,665,707	1,181,785	(1,084,629)	211,672	976,429	—	—	17,950,964
					$294,824	$(83,792)	$1,457,695	—	$146,116,205
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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